Offering Costs	8 Months Ended
Nov. 22, 2011
Offering Costs [Abstract]
Offering Costs

NOTE 4 – OFFERING COSTS

Offering costs on the Managed Futures Funds will be amortized over a twelve month period on a straight-line basis. The Sponsor will not collect any fee in the first year of operation of each Managed Futures Fund in an amount equal to the offering fees. The Sponsor will reimburse each Managed Futures Fund to the extent that its offering costs exceed 0.95% of its average daily NAV for the first year of operations. At November 22, 2011, payable for offering costs are reflected in the Statement of Financial Condition for each Managed Futures Fund.